UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2012

Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      VISIONARY ASSET MANAGEMENT, INC.
           -----------------------------------------------------

Address:   2500 WILCREST DRIVE, SUITE 640, HOUSTON, TX 77042
           -----------------------------------------------------

Form 13F File Number: 028-14671
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   RITA DEFLORIO
        -------------------------
Title:  CHIEF COMPLIANCE OFFICER
        -------------------------
Phone:  866-940-4932
        -------------------------

Signature, Place, and Date of Signing:

/s/ RITA C. DEFLORIO                    HOUSTON, TX                   5/29/12
---------------------                  --------------                ----------
     [Signature]                        [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            34
                                         ------------
Form 13F Information Table Value Total:       163,057
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number   Name
---  -------------------    -----------------------------------------
1    028-14672              NEXT FINANCIAL HOLDINGS
2    028-14673		    WE2, INC.


                                               FORM 13F INFORMATION TABLE

                                                           VALUE     SHARES/  SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS      CUSIP     (x $1000)  RN AMT  PRN CALL DSCRETN MANAGERS       NONE
---------------------------  -----------------  ---------- --------- -------  --- ---- ------- -------- ----------------
ALPS ETF TR 	              ALERIAN MLP	00162Q866     549     33016   SH       DEFINED  NONE	   33016
CLAYMORE EXCHANGE TRD FD TR   GUGG ENH SHT DUR	18383M654     571     11447   SH       DEFINED  NONE	   11447
ISHARES INC 	              MSCI JAPAN	464286848    1528    150127   SH       DEFINED  NONE	  150127
ISHARES TR 	              BARCLY USAGG B	464287226    8523     77586   SH       DEFINED	NONE	   77586
ISHARES TR 	              BARCLYS 1-3 YR	464287457    4295     50932   SH       DEFINED  NONE       50932
ISHARES TR 	              BARCLYS 1-3YR CR	464288646    3328     31666   SH       DEFINED	NONE	   31666
ISHARES TR 	              BARCLYS 7-10 YR	464287440    3403     32949   SH       DEFINED	NONE       32949
ISHARES TR 	              HGH DIV EQT FD	46429B663     706     12354   SH       DEFINED	NONE       12354
ISHARES TR 	              HIGH YLD CORP	464288513    1355     14939   SH       DEFINED	NONE       14939
ISHARES TR 	              IBOXX INV CPBD	464287242    1787     15454   SH       DEFINED	NONE	   15454
ISHARES TR 	              MSCI EAFE INDEX	464287465    2554     46524   SH       DEFINED	NONE	   46524
ISHARES TR 	              MSCI EMERG MKT	464287234     732     17036   SH       DEFINED	NONE	   17036
ISHARES TR 	              RUSL 2000 GROW	464287648    1239     12991   SH       DEFINED	NONE	   12991
ISHARES TR 	              RUSL 2000 VALU	464287630     865     11849   SH       DEFINED	NONE	   11849
ISHARES TR 	              RUSSELL MCP GR	464287481    2849     45320   SH       DEFINED	NONE	   45320
ISHARES TR 	              RUSSELL MCP VL	464287473    2585     53705   SH       DEFINED	NONE	   53705
ISHARES TR 	              RUSSELL1000GRW	464287614    2987     45208   SH       DEFINED	NONE	   45208
ISHARES TR 	              RUSSELL1000VAL	464287598    1291     18424   SH       DEFINED	NONE	   18424
ISHARES TR 	              S&P 500 INDEX	464287200   35500    251401   SH       DEFINED	NONE	  251401
ISHARES TR 	              S&P 500 VALUE	464287408    1471     22660   SH       DEFINED	NONE	   22660
ISHARES TR 	              S&P EURO PLUS	464287861    1491     39929   SH       DEFINED	NONE	   39929
ISHARES TR 	              S&P MIDCAP 400	464287507   35529    358080   SH       DEFINED	NONE	  358080
POWERSHARES DB CMDTY IDX      UNIT BEN INT	73935S105    1863     64688   SH       DEFINED	NONE	   64688
POWERSHS DB US DOLLAR INDEX   DOLL INDX BULL	73936D107    1142     52137   SH       DEFINED	NONE	   52137
PROSHARES TR 	              PSHS SHRT S&P500	74347R503    2229     62323   SH       DEFINED	NONE	   62323
PROSHARES TR 	              PSHS ULT MCAP400	74347R404   15796    222981   SH       DEFINED	NONE	  222981
PROSHARES TR 	              PSHS ULT S&P 500	74347R107   15739    269675   SH       DEFINED	NONE	  269675
SELECT SECTOR SPDR TR 	      SBI CONS DISCR	81369Y407    2571     57014   SH       DEFINED	NONE	   57014
SELECT SECTOR SPDR TR 	      SBI INT-FINL	81369Y605    2019    127803   SH       DEFINED	NONE	  127803
SELECT SECTOR SPDR TR 	      TECHNOLOGY	81369Y803    1982     65702   SH       DEFINED	NONE	   65702
SPDR SERIES TRUST 	      S&P DIVID ETF	78464A763    2104     37140   SH       DEFINED	NONE	   37140
SPDR SERIES TRUST 	      S&P PHARMAC	78464A722    1321     23132   SH       DEFINED	NONE	   23132
VANGUARD INTL EQUITY INDEX F  MSCI EMR MK ETF	922042858     575     13218   SH       DEFINED	NONE	   13218
VANGUARD TAX MANAGED INTL FD  MSCI EAFE ETF	921943858     578     16974   SH       DEFINED	NONE	   16974